STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SUMMARY OF REDEMPTION VALUE OF SHARES

The following table illustrates the redemption value of the shares of Series B preferred Stock in the offering:

Series B Offering
Issuance of 422,200 Series B Preferred Stock due to Offering	4,222,000
Less: Warrants fair value	(2,653,105)
Accretion of Series B issuances	3,955,916
Balance as of June 30, 2024	5,524,811

SCHEDULE OF CHANGES IN COMMON STOCK WARRANTS

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2023	2,608,734	$0.008 – 16.00	4.81	$1,624,905	$10.67

Warrants granted	53,410,001	$0.06	4.33	$4,272,300	$0.06
Warrants exercised	-	$-	-	$-	$-
Warrants expired/cancelled	(96,616)	$0.008 – 16.00	-	$-	$-

Balance at June 30, 2024	55,922,119	$0.06 – 16.00	4.88	$5,031,900	$0.67

Exercisable at June 30, 2024	55,922,119	$0.06 – 16.00	4.88	$5,031,900	$0.67

Balance at December 31, 2022	-	$-	-	$-	$-
Warrants acquired concurrent with the Titan Merger	108,734	$0.008 – 16.00	0.78	$57,296	$8.31
Warrants granted	-	$-	-	$-	$-
Warrants exercised/ exchanged	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at June 30, 2023	108,734	$0.008 – 16.00	0.78	$57,296	$8.31

Exercisable at June 30, 2023	106,907	$0.008 – 16.00	0.88	$54,389	$9.45

			Weighted		Weighted
	Warrants Outstanding		Average		Average
	Number	Exercise	Remaining	Aggregate	Exercise
	Of	Price	Contractual	Intrinsic	Price
	Shares	Per Share	Life	Value	Per Share

Balance at December 31, 2022	-	$-	-	$-	$-

Warrants acquired concurrent with the Titan Merger	108,734	$0.008 – 16.00	0.37	$24,905	$9.29
Warrants granted	2,500,000	$0.06	5.00	$1,600,000	$0.06
Warrants exercised	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at December 31, 2023	2,608,734	$0.008 – 16.00	4.81	$1,624,905	$0.44

Exercisable at December 31, 2023	2,606,907	$0.008 – 16.00	4.81	$1,623,641	$0.45

Balance at December 31, 2021	-	$-	-	$-	$-
Warrants granted	-	$-	-	$-	$-
Warrants exercised/exchanged	-	$-	-	$-	$-
Warrants expired/cancelled	-	$-	-	$-	$-

Balance at December 31, 2022	-	$-	-	$-	$-

Exercisable at December 31, 2022	-	$-	-	$-	$-